Financial risk management, objectives and policies, Credit risk (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) Customer Vessel Institution Counterparty	Dec. 31, 2021 USD ($) Customer Vessel Counterparty	Dec. 31, 2020 Customer Vessel Counterparty
Credit risk [Abstract]
Number of vessels chartered with counterparties | Vessel		5	7	18
Number of vessels | Vessel		23	26	27
Number of counterparties | Counterparty		4	5	10
Number of vessels operated in spot market | Vessel		18	19	9
Number of financial institutions for holding cash | Institution		6
Number of major customers | Customer		5	5	5
Current trade receivables	[1]	$ 59,465	$ 30,361
Disclosure of maximum credit exposure [Abstract]
Cash and cash equivalents		125,948	60,658
Accounts receivable and accrued revenues		59,465	30,361
Maximum credit exposure		185,412	$ 91,018
Customer One [Member]
Credit risk [Abstract]
Current trade receivables		17,715
Customer Two [Member]
Credit risk [Abstract]
Current trade receivables		7,514
Customer Three [Member]
Credit risk [Abstract]
Current trade receivables		7,349
Customer Four [Member]
Credit risk [Abstract]
Current trade receivables		7,306
Customer Five [Member]
Credit risk [Abstract]
Current trade receivables		$ 5,576

[1]	Amortized cost.